Equity (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016	Jun. 30, 2015
Diebold, Incorporated shareholders' equity
Balance at beginning of period	$ 595.6		$ 449.5		$ 412.4	$ 531.6
Comprehensive (loss) income attributable to Diebold, Incorporated	(2.4)		28.6		195.7	(37.3)
Common shares	0.1		0.2		0.4	0.6
Additional capital	4.5		6.4		9.8	11.3
Treasury shares	(0.3)		(0.2)		(2.0)	(2.8)
Dividends paid	(19.2)		(18.9)		(38.0)	(37.8)
Balance at end of period	578.3		465.6		578.3	465.6
Noncontrolling interests
Balance at beginning of period	23.5		23.3		23.1	23.3
Comprehensive income attributable to noncontrolling interests, net (1)	0.2	[1]	1.3	[1]	0.6	1.3	[1]
Balance at end of period	$ 23.7		24.6		$ 23.7	24.6
Comprehensive income loss attributable to noncontrolling interests			1.8			(0.8)
Venezuela noncontrolling interest adjustment			$ (0.5)			$ 2.1

[1]	Comprehensive income (loss) attributable to noncontrolling interests of $1.8 and $(0.8) for the three and six months ended June 30, 2015, respectively, is net of a $(0.5) and $2.1 Venezuela noncontrolling interest adjustment for the three and six months ended June 30, 2015, respectively, to reduce the carrying value to the estimated fair market value.